Note Payable (Details) - USD ($) $ in Thousands			3 Months Ended
	Feb. 26, 2025	Jul. 28, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Note Payable [Line Items]
Valuation cap amount			$ 600,000
Discount amount			446
Derivative liability					$ 1,164
Loss on extinguishment			(11)
Interest expense			54	44
Extinguishment interest			20	$ 25
Senior Convertible Promissory Note [Member]
Note Payable [Line Items]
Unsecured notes		$ 1,000
Interest rate		10.00%
Maturity date		Jul. 28, 2025
Principal amount		$ 200
Aggregate amount		$ 4,000
Derivative liability					$ 1,200
Gain on derivative liability			716
Loss on extinguishment			$ 11
Effective interest rate			44.875%
Qualified Financing [Member]
Note Payable [Line Items]
Capital issuance			$ 100,000
Percentage of discount rate of notes			80.00%
Valuation cap amount			$ 600,000
Non-Qualified Financing [Member]
Note Payable [Line Items]
Percentage of discount rate of notes			80.00%
Valuation cap amount			$ 600,000
Fundamental Conversion [Member]
Note Payable [Line Items]
Valuation cap amount			$ 600,000
Percentage of outstanding voting securities			50.00%
Maturity Conversion [Member]
Note Payable [Line Items]
Valuation cap amount			$ 600,000
Class A Common Units [Member]
Note Payable [Line Items]
Number of units issued (in Shares)	0.68
Number of units converted (in Shares)			680,000
Common Stock [Member]
Note Payable [Line Items]
Number of units issued (in Shares)			140,000